Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
401(k) Savings Plan and Trust
Description of the Plan
Schedule of profit sharing contributions under 6 years

Years of vesting service	Nonforfeitable percentage
0-1	0%
2	20%
3	40%
4	60%
5	80%
6	100%